UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8373

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             115

Form 13F Information Table Value Total:  $      297,579
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                            COM            88579Y101     8250    99796 SH       SOLE                 99796      0    0
AES Trust III                     PFD            00808N202      306     6610 SH       SOLE                  6610      0    0
AGL Res                           COM            001204106      732    20068 SH       SOLE                 20068      0    0
Amer Electric Power Co.           COM            025537101     1665    47862 SH       SOLE                 47862      0    0
American Express Co.              COM            025816109     7745   191137 SH       SOLE                191137      0    0
Amgen Inc.                        COM            031162100      300     5310 SH       SOLE                  5310      0    0
Apartment Invest. & Mgt. Pfd. Y   PFD            03748R796      311    13800 SH       SOLE                 13800      0    0
Apollo Group Inc. - A             COM            037604105      396     6530 SH       SOLE                  6530      0    0
Archer Daniels Midland Corp.      COM            039483201     1208    27705 SH       SOLE                 27705      0    0
Atmos Energy Corp.                COM            049560105     1833    62353 SH       SOLE                 62353      0    0
Automatic Data Process.           COM            053015103    10142   236850 SH       SOLE                236850      0    0
Avon Products Inc.                COM            054303102     3110    98725 SH       SOLE                 98725      0    0
BB&T Cap Trust VI Pfd Sec         PFD            05531B201      639    22500 SH       SOLE                 22500      0    0
BCE Inc.                          COM            05534B760      662    23981 SH       SOLE                 23981      0    0
BP PLC ADR                        COM            055622104      398     6857 SH       SOLE                  6857      0    0
BT Group Inc.                     COM            05577E101     1203    55334 SH       SOLE                 55334      0    0
Bank of America Corp.             COM            060505104      155    10277 SH       SOLE                 10277      0    0
Bank of New York                  COM            064057102      454    16248 SH       SOLE                 16248      0    0
Berkshire Hathaway - A            PFD            084990175     2282       23 SH       SOLE                    23      0    0
Berkshire Hathaway Inc. - B       COM            084670207    14485     4408 SH       SOLE                  4408      0    0
Biomed Realty Tr PFD A            PFD            09063H206     1207    52025 SH       SOLE                 52025      0    0
Canadian Natural Resources Ltd.   COM            136385101      376     5220 SH       SOLE                  5220      0    0
CenterPoint Energy                COM            15189T107      547    37665 SH       SOLE                 37665      0    0
Chevrontexaco Corp.               COM            166764100      604     7839 SH       SOLE                  7839      0    0
Cigna Corp.                       COM            125509109      312     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                COM            17275r102     8613   359777 SH       SOLE                359777      0    0
Citigroup Inc.                    COM            172967101       45    13452 SH       SOLE                 13452      0    0
Comcast Corp. 6.6% Pfd.           PFD            20030N507     1023    42320 SH       SOLE                 42320      0    0
Comcast Corp. 6.8% Pfd.           PFD            20030N408      791    31605 SH       SOLE                 31605      0    0
Comcast Corp. 7.0% Pfd.           PFD            20030N309      561    22250 SH       SOLE                 22250      0    0
Compass Minerals International    COM            20451N101     4777    71100 SH       SOLE                 71100      0    0
ConocoPhillips                    COM            20825C104     5092    99698 SH       SOLE                 99698      0    0
Consol Tomoka Land Fla            COM            210226106      225     6450 SH       SOLE                  6450      0    0
Constellation Energy Preferred A  PFD            210387205      222     8580 SH       SOLE                  8580      0    0
Corts Provident Trust 1 Pfd.      PFD            22080X203      508    21380 SH       SOLE                 21380      0    0
Cross Timbers Royalty Trust       COM            22757R109      971    28790 SH       SOLE                 28790      0    0
Danaher Corp. Del                 COM            235851102      519     6901 SH       SOLE                  6901      0    0
Devon Energy Corp.                COM            25179M103     8694   118291 SH       SOLE                118291      0    0
Diageo PLC ADR                    COM            25243Q205    10465   150764 SH       SOLE                150764      0    0
Digital Realty Trust Pfd          PFD            253868202      513    20450 SH       SOLE                 20450      0    0
Dominion Resources Inc.           COM            25746U109     2595    66672 SH       SOLE                 66672      0    0
Duke Energy Corp.                 COM            26441C105     2230   129558 SH       SOLE                129558      0    0
Eaton Vance Tax                   COM            27829F108      225    18250 SH       SOLE                 18250      0    0
Enbridge Energy Mgmt              COM            29250X103     2388    44949 SH       SOLE                 44949      0    0
Enbridge Energy Ptrs. LP          COM            29250R106     1232    22942 SH       SOLE                 22942      0    0
Energy Transfer Partners          COM            29273R109     2516    55940 SH       SOLE                 55940      0    0
Enerplus Resources Fund           COM            29274D604      280    12208 SH       SOLE                 12208      0    0
Enterprise Products Pptns Lp      COM            293792107      933    29690 SH       SOLE                 29690      0    0
Exelon Corp.                      COM            30161N101      448     9175 SH       SOLE                  9175      0    0
ExxonMobil Corp.                  COM            30231G102     2443    35826 SH       SOLE                 35826      0    0
Fastenal Co.                      COM            311900104     8785   210974 SH       SOLE                210974      0    0
Felcor Lodging Trust Inc. Pfd. A  PFD            31430F200      743    68375 SH       SOLE                 68375      0    0
Felcor Lodging Trust Inc. Pfd. C  PFD            31430F507      581    53920 SH       SOLE                 53920      0    0
Gatx Corp.                        COM            361448103      577    20085 SH       SOLE                 20085      0    0
General Dynamics Corp.            COM            369550108     2772    40670 SH       SOLE                 40670      0    0
General Electric Co.              COM            369604103     5340   352954 SH       SOLE                352954      0    0
General Mills Inc.                COM            370334104     2376    33553 SH       SOLE                 33553      0    0
Great Plains Energy Inc.          COM            391164100      975    50279 SH       SOLE                 50279      0    0
Hersha Hospitality Trust Pfd. A   PFD            427825203      202    10350 SH       SOLE                 10350      0    0
Hilltop Holdings Pfd. A           PFD            432748200     1654    64325 SH       SOLE                 64325      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Huaneng Power International       COM            443304100     1110    49556 SH       SOLE                 49556      0    0
Innovative Gaming Corp of America COM            45764F305        0    16180 SH       SOLE                 16180      0    0
Intel Corp.                       COM            458140100      717    35161 SH       SOLE                 35161      0    0
Johnson & Johnson                 COM            478160104    10946   169942 SH       SOLE                169942      0    0
Kinder Morgan Energy Ptrs.        COM            494550106     3189    52300 SH       SOLE                 52300      0    0
Kinder Morgan Mgmt.               COM            49455U100     4806    87960 SH       SOLE                 87960      0    0
Legg Mason Corp Unit              COM            524901303     1033    30250 SH       SOLE                 30250      0    0
Lowe's Companies Inc.             COM            548661107     6269   268007 SH       SOLE                268007      0    0
MFA Mortgage Investments Pfd. A   PFD            55272X201      325    13300 SH       SOLE                 13300      0    0
Markel Corp.                      COM            570535104      420     1235 SH       SOLE                  1235      0    0
Medtronic Inc.                    COM            585055106     3226    73355 SH       SOLE                 73355      0    0
Merck & Co. Inc Pfd B 6%          PFD            58933Y204     5379    20850 SH       SOLE                 20850      0    0
Methanex Corp.                    COM            59151K108      698    35803 SH       SOLE                 35803      0    0
Microsoft Corp.                   COM            594918104    10082   330767 SH       SOLE                330767      0    0
Monsanto Co                       COM            61166W101     5014    61329 SH       SOLE                 61329      0    0
National Grid PLC ADR             COM            636274300      585    10761 SH       SOLE                 10761      0    0
Noble Corp.                       COM            H5833N103     3665    90037 SH       SOLE                 90037      0    0
Nokia Corp. ADR                   COM            654902204     4656   362339 SH       SOLE                362339      0    0
Novartis AG ADR                   COM            66987V109    11154   204920 SH       SOLE                204920      0    0
Nstar                             COM            67019E107     1144    31076 SH       SOLE                 31076      0    0
Nuveen Floating Rate Income Fund  COM            67072T108     1267   122429 SH       SOLE                122429      0    0
Oneok Inc.                        COM            682680103      350     7857 SH       SOLE                  7857      0    0
Owens & Minor                     COM            690732102      206     4800 SH       SOLE                  4800      0    0
Penn West Energy Trust            COM            707885109     1244    70675 SH       SOLE                 70675      0    0
Pepsico Inc.                      COM            713448108      278     4567 SH       SOLE                  4567      0    0
Pfizer Inc.                       COM            717081103     6484   356435 SH       SOLE                356435      0    0
Potomac Electric Pwr Co.          COM            713291102      575    34120 SH       SOLE                 34120      0    0
Procter & Gamble Co.              COM            742718109    10766   177574 SH       SOLE                177574      0    0
Progressive Corp. Ohio            COM            743315103      516    28662 SH       SOLE                 28662      0    0
Provident Energy Trust            COM            74386K104      369    54913 SH       SOLE                 54913      0    0
Public Storage Dep                COM            74460D232      426    18273 SH       SOLE                 18273      0    0
Public Storage Prf K              PFD            74460D273      260    10350 SH       SOLE                 10350      0    0
Spectra Energy                    COM            847560109     1254    61151 SH       SOLE                 61151      0    0
Sunstone Hotel Investors Pfd. A   PFD            867892200     1217    52490 SH       SOLE                 52490      0    0
TC Pipelines LP                   COM            87233q108      524    14215 SH       SOLE                 14215      0    0
Tejon Ranch Co.                   COM            879080109      491    16800 SH       SOLE                 16800      0    0
Terex Corp.                       COM            880779103     6703   338385 SH       SOLE                338385      0    0
Thermo Fisher Scientific Inc.     COM            883556102     3984    83535 SH       SOLE                 83535      0    0
Tupperware Corp.                  COM            899896104      522    11200 SH       SOLE                 11200      0    0
United Parcel Service - B         COM            911312106     6835   119132 SH       SOLE                119132      0    0
Unumprovident Corp.               COM            91529Y106      367    18800 SH       SOLE                 18800      0    0
Verizon Communications            COM            92343v104     2918    88087 SH       SOLE                 88087      0    0
Vodaphone Group ADR               COM            92857W209      620    26871 SH       SOLE                 26871      0    0
Wal-Mart Stores Inc.              COM            931142103     1000    18718 SH       SOLE                 18718      0    0
Walgreen Company                  COM            931422109      558    15205 SH       SOLE                 15205      0    0
Weight Watchers Int'l.            COM            948626106     6147   210807 SH       SOLE                210807      0    0
Wellpoint Inc.                    COM            94973V107     8646   148325 SH       SOLE                148325      0    0
Wells Fargo & Co.                 COM            949746101      345    12775 SH       SOLE                 12775      0    0
Wells Fargo & Co. Pfd A           PFD            949746804      654      712 SH       SOLE                   712      0    0
Westar Energy Inc.                COM            95709T100      477    21950 SH       SOLE                 21950      0    0
Western Union Co.                 COM            959802109     9844   522214 SH       SOLE                522214      0    0
XTO Energy Co.                    COM            98385X106     2067    44421 SH       SOLE                 44421      0    0
Xcel Energy Inc.                  COM            98389B100     1519    71600 SH       SOLE                 71600      0    0
Zimmer Holdings Inc.              COM            98956P102     1715    29021 SH       SOLE                 29021      0    0
eBay Inc.                         COM            278642103      380    16156 SH       SOLE                 16156      0    0


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